Additional disclosure items G.4. Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information [abstract]
Acquisition of property, plant and equipment, including (finance) leases	$ (27)	$ 17	$ (65)
Asset retirement obligations	19	19	15
(Finance) Leases	(1)	(1)	(43)
Share based compensation	$ 24	$ 27	$ 21